Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended												12 Months Ended			12 Months Ended						12 Months Ended			1 Months Ended									12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Genworth Canada	Dec. 31, 2011 Genworth Canada	Dec. 31, 2010 Genworth Canada	Dec. 31, 2012 Early Vesting in One Third Increments, First Increment	Dec. 31, 2010 Early Vesting in One Third Increments, First Increment	Dec. 31, 2012 Early Vesting in One Third Increments, Second Increment	Dec. 31, 2010 Early Vesting in One Third Increments, Second Increment	Dec. 31, 2012 Early Vesting in One Third Increments, Third Increment	Dec. 31, 2012 Early Vesting in One Third Increments D	Dec. 31, 2012 Stock Appreciation Rights	Dec. 31, 2011 Stock Appreciation Rights	Dec. 31, 2010 Stock Appreciation Rights	Dec. 31, 2012 Stock Appreciation Rights Cap Price	Dec. 31, 2011 Stock Option	Dec. 31, 2012 Stock Option Genworth Canada	Dec. 31, 2011 Stock Option Genworth Canada	Dec. 31, 2012 Employee Stock Option and Stock Appreciation Rights Y	Dec. 31, 2011 Employee Stock Option and Stock Appreciation Rights Y	Dec. 31, 2012 Restricted Stock Units Y	Dec. 31, 2011 Restricted Stock Units Y	Dec. 31, 2010 Restricted Stock Units	Aug. 31, 2009 Performance Accelerated Stock Appreciation Rights	Aug. 31, 2009 Performance Accelerated Non Qualified Options	Dec. 31, 2012 Restricted Stock Units and Performance Stock Unit Awards Genworth Canada	Dec. 31, 2011 Restricted Stock Units and Performance Stock Unit Awards Genworth Canada	Dec. 31, 2012 Deferred Stock Units	Dec. 31, 2011 Deferred Stock Units	Dec. 31, 2010 Deferred Stock Units	Dec. 31, 2012 Deferred Stock Units Genworth Canada	Dec. 31, 2011 Deferred Stock Units Genworth Canada	Dec. 31, 2012 Omnibus Incentive Plan	Dec. 31, 2011 Omnibus Incentive Plan	Dec. 31, 2010 Omnibus Incentive Plan
Share Based Employee Compensation [Line Items]
Equity awards, amount of shares authorized to grant																																				16,000,000	25,000,000
Stock-based compensation expense	$ 9	$ 9	$ 26	$ 31	$ 44	$ 3	$ (1)	$ 4																												$ 23	$ 32	$ 40
Granted stock options, exercise price range, lower limit															$ 4.48	$ 5.84			$ 12.75					$ 4.48	$ 5.84
Granted stock options, exercise price range, upper limit															$ 8.88	$ 12.75			$ 13.50					$ 9.10	$ 13.50
Maximum share value at exercise of SARs																		$ 75.00
Granted stock options, exercise term (years)				10 years
Stock options granted, vesting periods, lower limit																						4	4	4	4
Omnibus Incentive Plan, shares issued																											1,400,000	200,000
Options grant-date fair value																											$ 5.28	$ 5.28
Derived service period for amortization																											1.4	1.4
Performance-accelerated SARs and options subject to earlier vesting in one-third increments based on the closing price of our Class A Common Stock									$ 12.00		$ 16.00		$ 20.00
Number of consecutive trading days exceeding certain specified amounts														20
Vesting based on closing stock price										$ 12.00		$ 16.00
Unrecognized stock-based compensation expense			32	49		1	1	4
Unrecognized stock-based compensation expense, expected weighted-average period of recognition (years)			2 years	2 years
Amounts received from option exercises			1	2
Tax benefit realized from the exercise of share based awards			$ 3	$ 6
Unvested stock options outstanding			6,109,000	7,965,000	9,654,000															1,027,130	1,152,450
Unvested RSUs, PSUs and DSUs outstanding															10,359,000	10,474,000	8,819,000							2,280,000	2,532,000	2,842,000			142,972	140,940	690,000	538,000	499,000	34,412	20,437